Other Reserves - Summary of Other Reserves (Parenthetical) (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other reserves [member] | Cash Flow Reserve [Member]
Disclosure of reserves within equity [Line Items]
Net charge to cash flow reserve relating to fair value movements on derivatives	£ (30)	£ 295	£ (941)
Non-Controlling Interests [Member]
Disclosure of reserves within equity [Line Items]
Exchange differences in relation to retained earnings attributed to non-controlling interests	£ (2)	£ 1	£ 10